Employee Benefits - Schedule of Change in the Respective Assumptions (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	$ (15,675)
Increase decrease in defined benefit obligation	17,226
Pension increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	14,100
Increase decrease in defined benefit obligation	(12,978)
Actuarial assumption of mortality rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	(7,096)
Increase decrease in defined benefit obligation	$ 17,533